Lease (Tables)	3 Months Ended
Feb. 28, 2022
Lease
Schedule of operating lease assets and liabilities
	February 28, 2022	November 30, 2021

Assets:
Operating lease right-of-use asset	$122,725	$-

Liabilities:
Current:
Operating lease liability	$123,277	$-

Total lease liability	$123,277	$-

Schedule of Lease terms and discount rates
February 28, 2022

Remaining lease term (months)	9
Estimated incremental borrowing rate	11.4%

Schedule of Future minimum lease payments
February 28, 2022
Lease payments for the remainder of the year ending November 30, 2021	$129,199
Less imputed interest	5,922
Present value of lease liabilities	$123,277